Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Greater China Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Class A
Trading Symbol	NGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 141	1.49%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the beverages, semiconductors, automobiles, and hotels, restaurants & leisure sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the machinery and interactive media & services sub-sectors and smaller allocations to automobiles and capital markets sub-sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Techtronic Industries, a maker of electrical products; and Fuyao Glass Industry Group, a manufacturer of automative glass, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the interactive media & services, machinery, and insurance sub-sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, software, and healthcare equipment & supplies and a small allocation to banks and oil, gas and consumable fuels detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Sands China Ltd., Hong Kong-based casinos and gaming; Zhejiang Sanhua Intelligent Controls Co., a maker of refrigeration and air-conditioning components; and AIA Group, a life insurance company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(9.92)	(6.77)	(0.20)
Class A (including sales charges)	(15.10)	(7.87)	(0.79)
MSCI China Index (Net)	(2.77)	(3.40)	0.55
Hang Seng Index	(1.62)	(6.82)	(3.20)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 51,522,294
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 660,279
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 51,522,294
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$ 660,279
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless
otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Greater China Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Advisor Class
Trading Symbol	CGCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 118	1.24%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the beverages, semiconductors, automobiles, and hotels, restaurants & leisure sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the machinery and interactive media & services sub-sectors and smaller allocations to automobiles and capital markets sub-sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Techtronic Industries, a maker of electrical products; and Fuyao Glass Industry Group, a manufacturer of automative glass, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the interactive media & services, machinery, and insurance sub-sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, software, and healthcare equipment & supplies and a small allocation to banks and oil, gas and consumable fuels detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Sands China Ltd., Hong Kong-based casinos and gaming; Zhejiang Sanhua Intelligent Controls Co., a maker of refrigeration and air-conditioning components; and AIA Group, a life insurance company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	(9.68)	(6.53)	0.05
MSCI China Index (Net)	(2.77)	(3.40)	0.55
Hang Seng Index	(1.62)	(6.82)	(3.20)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 51,522,294
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 660,279
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 51,522,294
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$ 660,279
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Greater China Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional Class
Trading Symbol	LNGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 118	1.24%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the beverages, semiconductors, automobiles, and hotels, restaurants & leisure sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the machinery and interactive media & services sub-sectors and smaller allocations to automobiles and capital markets sub-sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Techtronic Industries, a maker of electrical products; and Fuyao Glass Industry Group, a manufacturer of automative glass, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the interactive media & services, machinery, and insurance sub-sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, software, and healthcare equipment & supplies and a small allocation to banks and oil, gas and consumable fuels detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Sands China Ltd., Hong Kong-based casinos and gaming; Zhejiang Sanhua Intelligent Controls Co., a maker of refrigeration and air-conditioning components; and AIA Group, a life insurance company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(9.70)	(6.55)	0.04
MSCI China Index (Net)	(2.77)	(3.40)	0.55
Hang Seng Index	(1.62)	(6.82)	(3.20)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 51,522,294
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 660,279
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 51,522,294
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$ 660,279
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Greater China Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional 3 Class
Trading Symbol	CGCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 104	1.09%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the beverages, semiconductors, automobiles, and hotels, restaurants & leisure sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the machinery and interactive media & services sub-sectors and smaller allocations to automobiles and capital markets sub-sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com, a provider of travel-related services; Eastroc Beverage Group, an energy drink company; Techtronic Industries, a maker of electrical products; and Fuyao Glass Industry Group, a manufacturer of automative glass, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the interactive media & services, machinery, and insurance sub-sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, software, and healthcare equipment & supplies and a small allocation to banks and oil, gas and consumable fuels detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Sands China Ltd., Hong Kong-based casinos and gaming; Zhejiang Sanhua Intelligent Controls Co., a maker of refrigeration and air-conditioning components; and AIA Group, a life insurance company, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(9.55)	(6.41)	0.09
MSCI China Index (Net)	(2.77)	(3.40)	0.55
Hang Seng Index	(1.62)	(6.82)	(3.20)
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/
investment
-products/mutual-funds/appended-performance
for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 51,522,294
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 660,279
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 51,522,294
Total number of portfolio holdings	59
Management services fees (represents 0.95% of Fund average net assets)	$ 660,279
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	18.0%
Alibaba Group Holding Ltd.	7.9%
Meituan, Class B	5.4%
China Construction Bank Corp., Class H	5.2%
PDD Holdings, Inc., ADR	4.7%
Trip.com Group Ltd., ADR	3.5%
BYD Co., Ltd., Class H	3.5%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds